Related Party Transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Related Party Transactions

5. Related Party Transactions

Transactions and outstanding balances with related parties are as follows:

AI License Agreement

Effective as of May 6, 2026, the Company entered into an AI License Agreement with M42, an affiliated entity under common control. Under the AI License Agreement, M42 granted the Company a license for the exclusive use of M42 AI Technology, consisting of data sources, object code, and APIs, along with industry specific template applications which the Company will use to implement AI-enabled solutions within the Portfolio Companies. Pursuant to the License Agreement, AIAI issued 25.1 million shares of the Company’s Class A common stock to M42 as consideration for the perpetual use of the licensed technology. The AI License Agreement permits AIAI to sublicense the technology to Portfolio Companies subject to the same terms as the AI License Agreement, except that the sublicensees may not grant sublicenses and the sublicense shall revert back to AIAI in the event that a Portfolio Company is sold or that the AI License Agreement is terminated. The intangible asset recognized in respect to the AI License Agreement is being amortized over and estimated useful life of 5 years.

Technology Services Agreement

Effective as of May 6, 2026, the Company entered into a technology services agreement (the “Technology Services Agreement”) with M42 under which M42 will provide ongoing updates and enhancements to the M42 AI Technology licensed by AIAI under the AI License Agreement and provide assistance with implementation of AI-enabled solutions at our Portfolio Companies. Fees under the Technology Services Agreement have been waived for a period of 15 months following the Closing Date. Commencing 15-months after the Closing Date, consideration under the Technology Services Agreement will be equal to 3% of annual consolidated revenue of the Company, payable in cash or shares of AIAI’s Class A common stock.

Investment in Affiliate

Effective as of May 6, 2026, the Company obtained an investment in 65,200 shares of Series A preferred stock issued by Messier Blocker Corporation (“Blocker Corp.”), an entity that owns approximately 5.4% of the issued and outstanding equity of M42. Consideration transferred in exchange for the investment in Blocker Corp. was in the form of 16.3 million shares of the Company’s Class A common stock. The Blocker Corp. preferred stock is non-voting and pays an annual dividend of 3% with a liquidation preference of $5,000 per share. The Blocker Corp. preferred stock ranks senior to the common stock of Blocker Corp. and all other classes or series of capital stock issued by Blocker Corp. unless the terms of such stock expressly provide that it ranks senior to or on parity with the preferred stock. The holders of the Blocker Corp. preferred stock do not have any right to convert the preferred stock into any other equity issued by either Blocker Corp. or M42, and preferred stock is not redeemable at either the option of the holders or Blocker Corp. As the preferred shares in Blocker Corp. are not in-substance common stock, and the Company does not exercise significant influence over Blocker Corp., the investment in Blocker Corp. is accounted for as an equity investment in accordance with ASC 321, Investments – Equity Securities. The carrying value of the investment in Blocker Corp. is included within Investment in affiliate on the unaudited condensed consolidated balance sheets.

Founder Financing

Effective as of the Closing Date and through June 30, 2026, affiliated entities under control of the Founder made cash contributions to the Company totaling $7.1 million, in exchange for a promissory note which bears interest at a rate of 4.0% and matures on September 30, 2027 (the “Founder Loan”). Of the total $7.1 million outstanding under the Founder Loan as of June 30, 2026 (Successor), $6.6 million in borrowing occurred during the period May 7, 2026 through June 30, 2026 (Successor). Amounts outstanding under the promissory note have been recorded in Long-term debt - related parties on the unaudited condensed consolidated balance sheets.

Related Party Loans

CCCI Notes Receivable

During the Predecessor period, CCCI issued loans to certain equity holders which were extinguished prior to the Business Combination with CCCI.

During the period from January 1, 2026 through May 6, 2026 (Predecessor), the Predecessor received cash repayment of $0.5 million related to short term promissory notes receivable from an equity holder which was outstanding as of December 31, 2025. During the period from May 7, 2026 to June 30, 2026 (Successor), the Company originated a $0.25 million loan to a former equity holder of the Predecessor, which remained outstanding as of June 30, 2026 (Successor) and has been included within Due from related parties - noncurrent on the unaudited condensed consolidated balance sheets. Interest income earned on the notes during Predecessor or Successor periods in calendar year 2026 was immaterial.

During the three and six-months ended June 30, 2025 (Predecessor), the Predecessor loaned $1.3 million and $2.6 million, respectively, to a related party under short-term promissory notes. Amounts outstanding under the notes at December 31, 2025 (Predecessor), totaled $0.5 million. Total interest income earned on the notes during the three- and six-months ended June 30, 2025 (Predecessor), was not material.

Constellation Notes Receivable

In connection with the Business Combination with Constellation, the Company acquired notes receivable from certain former equity holders of Constellation (the “Constellation Notes Receivable”). The Constellation Notes Receivable were issued pursuant to loan agreements with former officers of Constellation all of whom are currently employed by the Company. The notes bear interest at 4.46% per annum, mature between May 31, 2034 and June 30, 2034, and were originally collateralized by shares of Constellation capital stock, which were converted into AIAI Class A common stock as of the Business Combination date. The underlying agreements permit prepayment without penalty and contain customary acceleration provisions upon the occurrence of specified events, including certain employment termination events, death, disability, and change-in-control events. The Constellation Notes Receivable are currently due under their original terms, and the Company is currently developing a repayment plan with impacted employees. The aggregate outstanding balance of the Constellation Notes Receivable was approximately $3.3 million as of June 30, 2026. Interest income recognized related to the Constellation Notes Receivable was less than $0.1 million for the period from May 7, 2026 through June 30, 2026 (Successor). The Constellation Notes Receivable are included within Due from related parties - current in the unaudited condensed consolidated balance sheets.

AIR Payables

In connection with the Business Combination with AIR, the Company acquired outstanding liabilities due to a former equity holder of AIR in exchange for expenses paid on AIR’s behalf prior to the Closing Date (the “AIR Payables”). Amounts outstanding under the AIR Payables totaled $2.6 million and $2.6 million as of the Closing Date and June 30, 2026 (Successor), respectively and have been included in Due to related parties - current on the unaudited condensed consolidated balance sheets. The AIR Payables do not bear interest.

Vanguard Founder Loans

In connection with the Business Combination with Vanguard, the Company assumed short-term, non-interest-bearing debt to former Vanguard equity holders and their affiliated entities (the “Vanguard Founder Loans”). Amounts outstanding under the Vanguard Payables totaled $1.9 million and $1.9 million as of the Closing Date and June 30, 2026 (Successor), respectively, and are included in Short-term debt - related parties on the unaudited condensed consolidated balance sheets.

Related Party Leases

The Company’s related party lease arrangements relate exclusively to CCCI, the Predecessor, and consist primarily of real estate used for construction equipment storage and operations. The leased properties are owned by companies under control of a former equity holder of CCCI. The leases are classified as operating leases. For the periods from May 7, 2026 through June 30, 2026 (Successor), January 1, 2026 through May 6, 2026 (Predecessor), and April 1, 2026 through May 6, 2026 (Predecessor), the Company recognized lease expenses of $0.2 million, $0.5 million, and $0.1 million, respectively. For the three- and six-months periods ended June 30, 2025 (Predecessor), the Company recognized lease expenses of $0.4 million and $0.8 million, respectively.

Other Transactions

The Company engages in transactions with certain related parties in the ordinary course of business. The Company conducts or has conducted business with the following related parties:

In the Predecessor period, these transactions primarily consisted of services provided by a single related party controlled by a former equity holder of CCCI and included event services for the Company’s employees and customers. For the periods from May 7, 2026 through June 30, 2026 (Successor), January 1, 2026 through May 6, 2026 (Predecessor), and April 1, 2026 through May 6, 2026 (Predecessor), the Company recognized expenses of $0, $0.1 million, and $0.1 million, respectively, for services provided by the related party. For the three- and six-months periods ended June 30, 2025 (Predecessor), the Company recognized expenses of less than $0.1 million and $0.1 million respectively, for services provided by the related party.

Payments for these services are settled in cash. Amounts payable to the related party as of June 30, 2026 (Successor) and December 31, 2025 (Predecessor) were $0 and $0.1 million, respectively, and are included in Due to related parties - current in the unaudited condensed consolidated balance sheets.

Commencing as at the Closing Date, the Company has entered into an agreement with M42, an affiliated entity under control of its Founder, under which the Company is allocated expenses under a shared services agreement for employee benefits and use of office space leased by M42 (the “Shared Services Agreement”). Total expenses recognized under the Shared Services Agreement were less than $0.1 million for the period from May 7, 2026 through June 30, 2026 (Successor). Amounts outstanding under the Shared Services Agreement were less than $0.1 million as of June 30, 2026 (Successor) and have been included in Due to related parties - current in the unaudited condensed consolidated balance sheets.